Note 20 - Leasing Arrangements - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 311
2021	281
2022	280
2023	282
2024	284
Thereafter	1,150
Total	$ 2,588